Filed Pursuant to Rule 497(k)(1)(ii)

[PIE CHART WITH STOCKS EMPHASIS]

FUND PROFILE

July 22, 1998


THE STRONG GROWTH AND INCOME FUND

This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-368-3863 or visiting our web site at www.strong-funds.com.


[STRONG FUNDS LOGO]
STRONG FUNDS


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THE STRONG GROWTH AND INCOME FUND

WHAT IS THE FUND'S GOAL?
The STRONG GROWTH AND INCOME FUND seeks high total return by investing for capital growth and income.



WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?


The Fund primarily focuses on the common stocks of large, dividend-paying companies. These companies typically offer well-known products and services, and may enjoy strong earnings growth. In addition, the Fund invests a limited amount of its assets in mid-size companies that have the potential for rapid growth. The Fund's manager may sell a stock when its earnings prospects decline, or when it reaches its full potential based on the manager's economic forecast.


Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the past fiscal year. You may obtain these reports at no cost by calling 1-800-368-3863.


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

GENERAL STOCK RISKS: The Fund's major risks are those of investing in the stock market. That means the Fund may experience sudden, unpredictable declines in the value of its shares, as well as periods of poor performance. Because stock values fluctuate, when you sell your investment you may receive more or less money than you originally invested.


MEDIUM-SIZE COMPANIES: The Fund may invest in the stocks of medium-size companies. Medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.





FOREIGN SECURITIES: To a limited degree, the Fund may invest in foreign securities. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards, and less stringent regulation of securities markets.


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This Fund is appropriate for investors who have financial goals five years or more in the future, and who are comfortable with the risks described here. This Fund is not appropriate for investors concerned primarily with principal stability.

The return information provided illustrates how the Fund's performance can vary, which is one indication of the risks of investing in the Fund. Please keep in mind that the Fund's past performance does not represent how the Fund will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH]

1996     31.9%
1997     30.4%



THE RETURNS SHOWN ABOVE ARE FOR THE GROWTH AND INCOME FUND. THE FUND'S YEAR-TO-DATE RETURN THROUGH 6-30-98 WAS 18.9%.





AVERAGE ANNUAL TOTAL RETURNS

AS OF 6-30-98


FUND/INDEX              1-YEAR     SINCE INCEPTION
----------------------  ------  -------------------
GROWTH AND INCOME FUND  32.18%     33.12%(12-29-95)
----------------------  ------  -------------------
     S&P 500 Index      30.16%     30.09%
----------------------  ------  -------------------


THE STANDARD & POOR'S 500 STOCK INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE MARKET FOR THE STOCKS OF LARGE-SIZE U.S. COMPANIES.

BEST AND WORST QUARTERLY PERFORMANCE


BEST QUARTER RETURN: 16.3% (2nd Q 1997) WORST QUARTER RETURN: 0.6% (4th Q 1997)


WHAT ARE THE FUND'S FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

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SHAREHOLDER FEES (fees paid directly from your investment)
The Fund is 100% no-load, so you pay no fees to buy or sell shares.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

The costs of operating the Fund are deducted from the Fund's assets, which mean you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the amount of total return you receive.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)
Management fee          0.80%
Other expenses          0.40%
TOTAL FUND EXPENSES     1.20%

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year       3 years       5 years        10 years
$122          $381          $660          $1,455


WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

Strong Capital Management serves as the investment advisor for the Growth and Income Fund. Rimas M. Milaitis is the Fund's portfolio manager, and has managed the Fund since its inception in December 1995. He has 11 years of investment experience. Before joining Strong, he was with Aon Advisors, where he managed conservative equity portfolios for four years.


HOW CAN I BUY FUND SHARES?
There are several ways you can open a new account in the Fund.

- BY MAIL: Complete and sign the application. Make your check or money order payable to Strong Funds. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you are a current Strong Funds shareholder and choose exchange privileges, you can exchange shares from one Strong account to open another.

You can also open an account in person or through a broker-dealer.

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The minimum initial investment is $2,500 for a regular account, $500 for an
Education IRA, and $250 for an IRA or transfer or gift to minor account. If you establish an Automatic Investment Plan (not available for Education IRAs) of $50 or more per month, these minimums are waived. In all cases, the minimum for subsequent investments is $50. (For minimums on other retirement plans, call 1-800-368-2882.)


HOW CAN I SELL FUND SHARES?

There are several ways you can sell (redeem) your Fund shares.


- BY MAIL: You can write a letter of instruction, including your account number, the dollar amount or number of shares you wish to redeem, each owner's name, your street address, and the signature of each owner. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you choose redemption privileges, you can sell shares by phone or through our web site.

You can also redeem shares in person, through a systematic withdrawal plan, or through a broker-dealer.


DOES THIS FUND PAY OUT DIVIDENDS OR CAPITAL GAINS? HOW ARE THEY TAXED?
The Fund may earn income from dividends on the stocks in the portfolio, and may realize capital gains from appreciation on its holdings. The Fund intends to declare income quarterly, and capital gains annually. Unless you elect otherwise, all distributions of income and capital gains will be automatically reinvested in the Fund. These distributions are taxable regardless of whether you reinvest them or take them in cash.


Income is taxable at ordinary federal income tax rates. Capital-gains distributions are taxed at rates based on how long the assets were held by the Fund. After the end of each calendar year, Strong sends shareholders a statement of the Fund's income and capital-gains distributions to assist in tax preparation.


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WHAT SERVICES DOES STRONG FUNDS PROVIDE?
Strong offers you a variety of ways to get information, monitor your investments, and buy and sell shares.


- Personal service 24 hours a day, 7 days a week

- Automated telephone service
- Online transaction services
- Automatic investment plans
- Payroll direct deposit
- Automatic exchange services
- Systematic withdrawal plans
- Retirement plans for individuals and corporations

Strong representatives can tell you more about each of these services, and can also give you further information about buying and selling shares. Just call 1-800-368-3863 anytime, day or night.

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[STRONG LOGO]

STRONG FUNDS
P.O. Box 2936 Milwaukee, Wisconsin 53201

Strong Funds Distributors, Inc. 7749E98     GIN798P


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